MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2021
MINERAL PROPERTIES
Mineral Properties
	Pulacayo	Gibellini*	Sunawayo	Triunfo	Minago*	Total
Balance, December 31, 2018	$-	$3,643,720	$-	$-	$-	$3,643,720
Additions:
Acquisition cost	$-	$-	$-	$-	$-	$-
Deferred exploration costs:
Licenses, tax, and permits	6,239	286,158	-	-	-	292,397
Geological and consulting	964,716	3,200,773	-	-	-	4,165,489
Personnel, camp and general	503,071	1,470,007	-	-	-	1,973,078
	1,474,026	4,956,938	-	-	-	6,430,965
Impairment Recovery	13,708,200	-	-	-	-	13,708,200
Balance, December 31, 2019	$15,182,226	$8,600,658	$-	$-	$-	$23,782,885
Additions:
Acquisition cost	$-	$2,253,566	$396,936	$135,676	$-	$2,786,178
Deferred exploration costs:
Licenses, tax, and permits	5,733	348,165	-	-	-	353,898
Geological and consulting	1,767,089	897,085	116,152	327,989	-	3,108,315
Personnel, camp and general	584,712	1,190,607	-	-	-	1,775,320
	2,357,534	2,435,857	116,152	327,989	-	5,237,531
Balance, December 31, 2020	$17,539,760	$13,290,081	$513,088	$463,665	$-	$31,806,594
Additions:
Acquisition cost	$-	$-	$-	$-	$16,011,151	$16,011,151
Deferred exploration costs:
Licenses, tax, and permits	5,200	390,098	-	-	54,276	449,574
Geological and consulting	2,532,970	1,547,810	765,728	209,260	334,648	5,390,416
Personnel, camp and general	384,021	789,578	-	-	52,580	1,226,179
	2,922,191	2,727,486	765,728	209,260	441,504	7,066,169
Balance, December 31, 2021	20,461,952	16,017,567	1,278,816	672,925	16,452,655	54,883,914
Impairment	-	-	(1,278,816)	-	-	(1,278,816)
Transfer to held for sale, Note 7	-	(16,017,567)	-	-	(16,452,655)	(32,470,222)
Balance, December 31, 2021	$20,461,951	$-	$-	$672,925	$-	$21,134,876